Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other current receivables [abstract]
Trade receivables		£ 5,175.7	£ 7,007.6	£ 7,713.8
Work in progress		312.4	349.5	419.5
VAT and sales taxes recoverable		272.5	212.7	270.6
Prepayments		311.6	287.1	391.0
Accrued income		2,703.2	3,292.7	3,731.1
Fair value of derivatives		0.6	1.4	10.0
Other debtors		627.3	671.3	634.2
Trade and other receivables	[1],[2]	£ 9,403.3	£ 11,822.3	£ 13,170.2

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.